Convertible Note Payable	9 Months Ended
Sep. 30, 2013
Convertible Note Payable
Note 6 - Convertible Note Payable

Convertible note payable consists of the following at September 30, 2013 and December 31, 2012, respectively:

	September 30,	December 31,
	2013	2012

On August 13, 2013, the Company received an unsecured loan in the amount of $26,500, bearing interest at 8%, maturing on May 13, 2014. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the two (2) lowest closing bid prices of the Common Stock during the ten (10) trading day period ending one trading day prior to the date the Conversion Notice is delivered, or $0.01 per share, whichever is greater.	$26,500	$-

Total convertible note payable	26,500	-
Less: unamortized discount on beneficial conversion feature	(19,151)	-
Convertible note payable	7,349	-
Less: current portion	7,349	-
Convertible note payable, less current portion	$-	$-

The Company recognized interest expense in the amount of $279 and $-0- for the nine months ended September 30, 2013 and 2012, respectively, related to the convertible debt.

In addition, the Company recognized and measured the embedded beneficial conversion feature present in the convertible debts by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature was calculated on the commitment date using the effective conversion price of the convertible debt. This intrinsic value is limited to the portion of the proceeds allocated to the convertible debt.

The aforementioned accounting treatment resulted in a total debt discount equal to $23,236 and $-0- during the nine months ended September 30, 2013 and the year ended December 31, 2012, respectively. The discount is amortized on a straight line basis from the dates of issuance until the earlier of the stated redemption date of the debts, as noted above or the actual settlement date. During the nine months ended September 30, 2013 and 2012, the Company recorded debt amortization expense in the amount of $4,085 and $-0-, respectively, attributed to the aforementioned debt discount.

The convertible note, consisting of total original face values of $26,500 from LG Capital Funding, LLC that created the beneficial conversion feature carries a default provision that places a “maximum share amount” on the note holder that can be owned as a result of the conversions to common stock by the note holder of 4.99% of the issued and outstanding shares of the Company.